OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule Of Other Accounts Payable And Accrued Expenses

	December 31,
	2017	2018

Employees and payroll accruals	$12,717	$15,389
Provision for warranty costs	2,023	2,106
Government authorities	3,172	2,450
Accrued expenses	4,682	3,529
Advanced payments from customers	1,629	1,864
Hedging Liability	457	1,033
Other	101	885

	$24,781	$27,256